Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments

The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2019	2018
	(in € millions)
Liquidity
Short term investments	692	915
Short term deposits	585	307
Cash at bank and on hand	480	584
Total surplus liquidity	1,757	1,806
Liquidity position	1,757	1,806

Summary of Immediate Impact on Net Loss Before Tax on Exchange Rate	The table below shows the immediate impact on net loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2019 and 2018

2019	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	121

2018	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	—	74

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2019:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	226	328	194	739	1,221	38
Cost of revenue	176	242	141	499	832	29
Total	402	570	335	1,238	2,053	67

The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2018:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	187	282	1,112	27
Cost of revenue	143	202	757	21
Total	330	484	1,869	48

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy

The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2019
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	229	39	—	268
Agency securities	—	5	—	5
Corporate notes	—	263	—	263
Collateralized reverse purchase agreements	—	156	—	156
Derivatives (designated for hedging):
Foreign exchange forwards	—	8	—	8
Long term investments	1,481	—	16	1,497
Total financial assets at fair value by level	1,710	471	16	2,197
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	98	98
Derivatives (designated for hedging):
Foreign exchange forwards	—	13	—	13
Contingent consideration	—	—	27	27
Total financial liabilities at fair value by level	—	13	125	138

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2018
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	164	57	—	221
Agency securities	—	7	—	7
Corporate notes	—	343	—	343
Collateralized reverse purchase agreements	—	344	—	344
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Derivatives (not designated for hedging):
Other	—	—	2	2
Long term investments	1,630	—	16	1,646
Total financial assets at fair value by level	1,794	757	18	2,569
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	333	333
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Total financial liabilities at fair value by level	—	6	333	339

Summary of Weightings Applied to Valuation Method	The following weightings, up until the Group’s direct listing, were applied to each valuation method:
	2018	2017
PWERM	50%	50 – 80%
Secondary market transactions	50%	20 – 50%

Summary of Key Assumptions Used to Estimate Fair Value of Ordinary Shares and Contingent Options

The key assumptions used to estimate the fair value of the ordinary shares and contingent options using the PWERM, up until the Group’s direct listing, were as follows:

	2018	2017
Revenue multiple used to estimate enterprise value	3.0	2.2 – 4.6
Discount rate (%)	13.0	13.0 – 19.5
Volatility (%)	32.5 – 35.0	30.0 – 37.5

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2019	2018	2017
Expected term (years)	0.5 – 2.5	0.8 – 1.5	0.9 – 1.1
Risk free rate (%)	1.58 – 1.59	2.55 – 2.58	1.71 – 1.76
Volatility (%)	32.5	40.0	30.0
Share price (US$)	149.55	113.50	120.50

Summary of Changes in Warrants Liability

The table below presents the changes in the warrants liability:

	2019	2018	2017
	(in € millions)
At January 1	333	346	34
Issuance of warrant for cash	15	—	9
Issuance of shares upon exercise of, or net settlement of, warrants	(303)	—	—
Non cash changes recognized in profit or loss
Changes in fair value	35	(39)	313
Effect of changes in foreign exchange rates	18	26	(10)
At December 31	98	333	346

Summary of Changes in Contingent Consideration Liability

The table below presents the changes in the contingent consideration liability:

2019
(in € millions)
At January 1	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	13
Non cash changes recognized in profit or loss
Changes in fair value	14
At December 31	27

Summary of Changes in Convertible Notes

The table below presents the changes in the Convertible Notes:

	2018	2017
	(in € millions)
At January 1	944	1,106
Non cash changes recognized in profit or loss
Changes in fair value	221	666
Effect of changes in foreign exchange rates	(20)	(142)
Issuance of shares upon exchange of Convertible Notes	(1,145)	(686)
At December 31	—	944

PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Weightings Applied to Valuation Method

The PWERM valuations, up until the Group’s direct listing, weighted the different scenarios as follows:

	2018	2017
Market Approach – High Case Public Company	55 – 70%	25 – 40%
Market Approach – Low Case Public Company	28 – 35%	35%
Market Approach – High Case Transaction	0 – 3%	4 – 6%
Market Approach – Low Case Transaction	0 – 2%	4 – 6%
Private Case – Income and Market Approaches	2 – 5%	5 – 30%

TME
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Changes in Investment in TME

The table below presents the changes in the investment in TME:

	2019	2018	2017
	(in € millions)
At January 1	1,630	910	—
Equity issued in exchange for long term investment	—	—	910
Changes in fair value recorded in other comprehensive loss	(149)	720	—
At December 31	1,481	1,630	910